Income Taxes - Unrecognized tax benefits (Details)	Dec. 31, 2018 USD ($)
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Unrecognized tax benefits	$ 2,200,000
Unrecognized tax benefits that would affect tax rate	$ 0